LIMITED PARTNERS' EQUITY - Summary of Composition of the Distributions (Details) - LP Units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 406	$ 383
Brookfield Holders
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	105	97
External LP unitholders
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 301	$ 286